1933 Act/Rule 485(a)

March 13, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455
Post-Effective Amendment No. 82

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 82 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of incorporating responses to SEC comments on our previous amendment filings, which responses have previously been provided to the Staff in our response letter filed on February 27, 2015. As we have discussed with our examiner, Elizabeth Besinger, it is our intention to file a request for acceleration of this post-effective amendment on March 20, 2015, in which we will request acceleration of effectiveness to 5 p.m. on March 23, 2015, or as soon as practicable thereafter.

Please contact the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm